Interest-Bearing Borrowings (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 870,778,215	¥ 4,213,900,028
Funds obtained from asset management company [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	14.00%	14.00%
Term	Less than 1 year	Less than 1 year
Gross obligations under repurchase agreements		¥ 10,000,000
Funds obtained from private investment funds [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Term	Less than 1 year	Less than 1 year
Gross obligations under repurchase agreements	¥ 275,930,000	¥ 2,540,140,000
Funds obtained from private investment funds [Member] | Minimum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	10.00%	10.00%
Funds obtained from private investment funds [Member] | Maximum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	18.00%	18.00%
Funds obtained from financial institution [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Term	Within 4 years	Within 4 years
Gross obligations under repurchase agreements	¥ 589,103,161	¥ 1,625,676,189
Funds obtained from financial institution [Member] | Minimum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	9.20%	9.20%
Funds obtained from financial institution [Member] | Maximum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	13.20%	13.20%
Interest payable financial institution [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 5,745,054	¥ 17,323,834
Interest payable asset management company [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements		713,425
Interest payable private investment funds [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements		¥ 20,046,580